Fair value of financial instruments (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument

	As at January 31, 2024
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$51,812	$–	$–	$9,268	$9,268	$61,080	$61,080
Securities
Trading	192,679	918	–	–	–	–	193,597	193,597
Investment, net of applicable allowance	–	–	120,281	1,239	90,696	85,727	212,216	207,247
	192,679	918	120,281	1,239	90,696	85,727	405,813	400,844
Assets purchased under reverse repurchase agreements and securities borrowed	292,204	–	–	–	55,667	55,667	347,871	347,871
Loans, net of applicable allowance
Retail	490	–	390	–	566,006	550,375	566,886	551,255
Wholesale	12,740	1,318	952	–	276,420	271,120	291,430	286,130
	13,230	1,318	1,342	–	842,426	821,495	858,316	837,385
Other
Derivatives	105,038	–	–	–	–	–	105,038	105,038
Other assets (1)	8,892	6	–	–	59,389	59,389	68,287	68,287
Financial liabilities
Deposits
Personal	$241	$28,089			$423,859	$423,208	$452,189	$451,538
Business and government (2)	180	151,518			592,074	592,014	743,772	743,712
Bank (3)	–	9,401			35,806	35,807	45,207	45,208
	421	189,008			1,051,739	1,051,029	1,241,168	1,240,458
Other
Obligations related to securities sold short	35,012	–			–	–	35,012	35,012
Obligations related to assets sold under repurchase agreements and securities loaned	–	300,662			33,828	33,828	334,490	334,490
Derivatives	106,974	–			–	–	106,974	106,974
Other liabilities (4)	(1,099)	6			84,201	84,356	83,108	83,263
Subordinated debentures	–	–			11,525	11,511	11,525	11,511

	As at October 31, 2023 (Restated – Note 2)
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$60,856	$–	$–	$10,230	$10,230	$71,086	$71,086
Securities
Trading	180,651	9,500	–	–	–	–	190,151	190,151
Investment, net of applicable allowance	–	–	127,624	842	91,113	83,667	219,579	212,133
	180,651	9,500	127,624	842	91,113	83,667	409,730	402,284
Assets purchased under reverse repurchase agreements and securities borrowed	285,869	–	–	–	54,322	54,322	340,191	340,191
Loans, net of applicable allowance
Retail	114	362	280	–	566,376	542,480	567,132	543,236
Wholesale	5,629	3,619	597	–	275,796	268,843	285,641	278,688
	5,743	3,981	877	–	842,172	811,323	852,773	821,924
Other
Derivatives	142,450	–	–	–	–	–	142,450	142,450
Other assets (1)	7,579	5	–	–	68,450	68,450	76,034	76,034
Financial liabilities
Deposits
Personal	$109	$26,702			$415,135	$412,886	$441,946	$439,697
Business and government (2)	174	137,454			607,447	605,260	745,075	742,888
Bank (3)	–	11,462			33,204	33,160	44,666	44,622
	283	175,618			1,055,786	1,051,306	1,231,687	1,227,207
Other
Obligations related to securities sold short	33,651	–			–	–	33,651	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	–	298,679			36,559	36,559	335,238	335,238
Derivatives	142,629	–			–	–	142,629	142,629
Other liabilities (4)	(937)	11			92,539	92,441	91,613	91,515
Subordinated debentures	–	–			11,386	11,213	11,386	11,213

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy
Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	January 31, 2024						October 31, 2023 (Restated – Note 2)
	Fair value measurements using			Netting adjustments			Fair value measurements using			Netting adjustments
(Millions of Canadian dollars)	Level 1	Level 2	Level 3			Fair value	Level 1	Level 2	Level 3			Fair value
Financial assets
Interest-bearing deposits with banks	$–	$51,812	$–	$		$51,812	$–	$60,856	$–	$		$60,856
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	19,907	3,320	–			23,227	26,675	2,581	–			29,256
Provincial and municipal	–	17,816	–			17,816	–	16,389	–			16,389
U.S. federal, state, municipal and agencies (1), (2)	1,734	55,806	–			57,540	2,249	50,439	–			52,688
Other OECD government (3)	2,047	2,942	–			4,989	2,055	2,577	–			4,632
Mortgage-backed securities (1)	–	2	–			2	–	2	–			2
Asset-backed securities
Non-CDO securities (4)	–	1,205	–			1,205	–	1,245	–			1,245
Corporate debt and other debt	–	24,175	–			24,175	–	22,615	–			22,615
Equities	60,184	2,173	2,286			64,643	58,826	2,232	2,266			63,324
	83,872	107,439	2,286			193,597	89,805	98,080	2,266			190,151
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	313	3,730	–			4,043	2,731	3,528	–			6,259
Provincial and municipal	–	1,957	–			1,957	–	2,748	–			2,748
U.S. federal, state, municipal and agencies (1)	729	63,053	–			63,782	275	73,020	–			73,295
Other OECD government	2,029	7,620	–			9,649	–	6,192	–			6,192
Mortgage-backed securities (1)	–	2,502	30			2,532	–	2,672	29			2,701
Asset-backed securities
CDO	–	7,766	–			7,766	–	8,265	–			8,265
Non-CDO securities	–	410	–			410	–	441	–			441
Corporate debt and other debt	–	29,994	148			30,142	–	27,574	149			27,723
Equities	369	408	462			1,239	38	338	466			842
	3,440	117,440	640			121,520	3,044	124,778	644			128,466
Assets purchased under reverse repurchase agreements and securities borrowed	–	292,204	–			292,204	–	285,869	–			285,869
Loans	–	14,075	1,815			15,890	–	8,742	1,859			10,601
Other
Derivatives
Interest rate contracts	–	30,982	329			31,311	–	39,243	290			39,533
Foreign exchange contracts	–	59,066	9			59,075	–	89,644	4			89,648
Credit derivatives	–	160	–			160	–	224	–			224
Other contracts	2,478	14,187	42			16,707	2,352	13,927	111			16,390
Valuation adjustments	–	(1,503)	4			(1,499)	–	(1,805)	4			(1,801)
Total gross derivatives	2,478	102,892	384			105,754	2,352	141,233	409			143,994
Netting adjustments					(716)	(716)					(1,544)	(1,544)
Total derivatives						105,038						142,450
Other assets	4,602	4,286	10			8,898	4,152	3,421	11			7,584
	$94,392	$690,148	$5,135		$(716)	$788,959	$99,353	$722,979	$5,189		$(1,544)	$825,977
Financial liabilities
Deposits
Personal	$–	$27,901	$429	$		$28,330	$–	$26,428	$383	$		$26,811
Business and government	–	151,698	–			151,698	–	137,628	–			137,628
Bank	–	9,401	–			9,401	–	11,462	–			11,462
Other
Obligations related to securities sold short	13,343	21,669	–			35,012	14,391	19,260	–			33,651
Obligations related to assets sold under repurchase agreements and securities loaned	–	300,662	–			300,662	–	298,679	–			298,679
Derivatives
Interest rate contracts	–	28,964	864			29,828	–	41,249	952			42,201
Foreign exchange contracts	–	51,620	58			51,678	–	81,750	53			81,803
Credit derivatives	–	166	–			166	–	176	–			176
Other contracts	3,411	22,894	391			26,696	3,119	17,306	549			20,974
Valuation adjustments	–	(678)	–			(678)	–	(982)	1			(981)
Total gross derivatives	3,411	102,966	1,313			107,690	3,119	139,499	1,555			144,173
Netting adjustments					(716)	(716)					(1,544)	(1,544)
Total derivatives						106,974						142,629
Other liabilities	394	(1,487)	–			(1,093)	370	(1,296)	–			(926)
	$17,148	$612,810	$1,742		$(716)	$630,984	$17,880	$631,660	$1,938		$(1,544)	$649,934

(1)	As at January 31, 2024, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $13,307 million

and $nil (October 31, 2023 – $14,345 million and $nil), respectively, and in all fair value levels of Investment securities were $26,826 million

and $2,454

million

(
October 31, 2023 – $24,365 million and $2,618 million), respectively.
(2)	United States (U.S.).
(3)	Organisation for Economic Co-operation and Development (OECD).
(4)	Collateralized debt obligations (CDO).

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended January 31, 2024
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$–	$–	$–	$–	$–	$–	$–	$–	$–
Asset-backed securities
Non-CDO securities	–	–	–	–	–	–	–	–	–
Corporate debt and other debt	–	–	–	–	–	–	–	–	–
Equities	2,266	(18)	(36)	98	(24)	–	–	2,286	1
	2,266	(18)	(36)	98	(24)	–	–	2,286	1
Investment
Mortgage-backed securities	29	–	1	–	–	–	–	30	n.a.
Corporate debt and other debt	149	–	3	–	(4)	–	–	148	n.a.
Equities	466	–	(4)	–	–	–	–	462	n.a.
	644	–	–	–	(4)	–	–	640	n.a.
Loans	1,859	(46)	(8)	165	(193)	38	–	1,815	(44)
Other
Net derivative balances (3)
Interest rate contracts	(662)	80	–	12	16	17	2	(535)	84
Foreign exchange contracts	(49)	(11)	1	5	5	–	–	(49)	(11)
Other contracts	(438)	(123)	14	(15)	(2)	(7)	222	(349)	(71)
Valuation adjustments	3	–	–	1	–	–	–	4	–
Other assets	11	–	–	–	(1)	–	–	10	–
	$3,634	$(118)	$(29)	$266	$(203)	$48	$224	$3,822	$(41)
Liabilities
Deposits	$(383)	$(47)	$3	$(122)	$13	$(1)	$108	$(429)	$(33)
	$(383)	$(47)	$3	$(122)	$13	$(1)	$108	$(429)	$(33)

	For the three months ended January 31, 2023
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$4	$–	$–	$–	$(4)	$–	$–	$–	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	(2)	–	–	–	–
Corporate debt and other debt	7	–	–	–	–	–	(7)	–	–
Equities	1,874	(14)	(25)	250	(20)	41	–	2,106	(32)
	1,887	(14)	(25)	250	(26)	41	(7)	2,106	(32)
Investment
Mortgage-backed securities	28	–	–	–	–	–	–	28	n.a.
Corporate debt and other debt	151	–	(1)	–	(1)	–	–	149	n.a.
Equities	397	–	24	–	(1)	–	–	420	n.a.
	576	–	23	–	(2)	–	–	597	n.a.
Loans	1,692	(52)	(7)	1,193	(120)	28	(137)	2,597	(15)
Other
Net derivative balances (3)
Interest rate contracts	(859)	5	5	(20)	173	18	24	(654)	8
Foreign exchange contracts	(132)	5	8	4	37	–	15	(63)	8
Other contracts	(785)	(55)	17	(8)	62	(31)	253	(547)	(26)
Valuation adjustments	53	–	–	–	(36)	–	–	17	–
Other assets	15	–	–	–	(2)	–	–	13	–
	$2,447	$(111)	$21	$1,419	$86	$56	$148	$4,066	$(57)
Liabilities
Deposits	$(241)	$(20)	$1	$(35)	$2	$(34)	$77	$(250)	$(14)
	$(241)	$(20)	$1	$(35)	$2	$(34)	$77	$(250)	$(14)

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in other comprehensive income (OCI) were $10 million

for the three months ended January 31, 2024 (January 31, 2023 – gains of $18 million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at January 31, 2024 included derivative assets of $384 million (January 31, 2023 – $336 million) and derivative liabilities of $1,313 million (January 31, 2023 – $1,583 million).
n.a.	not applicable

Summary of Net Interest Income From Financial Instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended
(Millions of Canadian dollars)	January 31 2024	January 31 2023
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$9,474	$6,709
Financial instrume nt s measured at fa ir value through other comprehensive income	1,608	942
Financial instruments measured at amortized cost	14,527	11,686
	25,609	19,337
Interest expense (1)
Financial instruments measured at fair value through profit or loss	9,084	6,240
Financial instruments measured at amortized cost	10,193	6,895
	19,277	13,135
Net interest income	$6,332	$6,202

(1)	Excludes interest and dividend income of $272 million (January 31, 2023 – $143 million) and interest expense of $11 million

(January 31, 2023 – $4

million) presented in Insurance investment result in the Interim Condensed Consolidated Statements of Income.
(2)	Includes dividend income for the three months ended January 31, 2024 of
$
957 million

(January 31, 2023 – $792 million) presented in Interest and dividend income in the Interim Condensed C
o
nsolidated Statements of Income.